UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	12/31/07

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
24	Report of Independent Registered
Public Accounting Firm
25	Important Tax Information
26	Board Members Information
29	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Money Market
Instruments, Inc.

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Money Market Instruments, covering the 12-month period from January 1, 2007, through December 31, 2007.

Looking back, 2007 was a year of significant change for the financial markets.Turmoil in the sub-prime mortgage market, declining housing values and soaring energy prices sparked a “flight to quality” among investors, in which prices of U.S.Treasury securities surged higher while more sophisticated fixed-income assets classes tumbled. Money market instruments proved to be a relatively safe haven from heightened volatility in the stock and bond markets, which led to record levels of assets coming into the money-market industry.

The turbulence of 2007 reinforced a central principle of successful investing: diversification. Investors with broad exposure to the world’s stock and bond markets were better protected from the full impact of market volatility in areas that, earlier in the year, were among the bright spots at the time. As we look ahead, we believe that now is the perfect time to meet with your financial advisor, who can help you plan and diversify your investment portfolio in a way that manages the potential opportunities and risks that may continue to arise in 2008.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation January 15, 2008

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2007, through December 31, 2007, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

Although money market yields remained relatively stable early in the reporting period, slowing economic growth and a credit crisis in U.S. fixed-income markets prompted the Federal Reserve Board (the “Fed”) to reduce short-term interest rates over the reporting period’s second half.

For the 12-month period ended December 31, 2007, Dreyfus Money Market Instruments produced yields of 4.76% for its Money Market Series and 4.40% for its Government Securities Series. Taking into account the effects of compounding, the fund also produced effective yields of 4.86% and 4.49% for its Money Market Series and Government Securities Series, respectively.1

The Fund’s Investment Approach

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The fund’s Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

U.S. government and repurchase agreements, including tri-party repurchase agreements.

A Worsening Credit Crisis Prompted Fed Intervention

The U.S. economy showed signs of a moderate slowdown at the start of 2007 as housing markets softened. However, inflationary pressures were relatively mild, and the Fed appeared comfortable maintaining a target of 5.25% for the overnight federal funds rate.

In the spring, however, new evidence suggested that inflation might be a more persistent problem than expected. By June, signs of stronger economic growth caused the Fed to state that it was not yet convinced of the sustainability of lower inflationary pressures. A U.S. GDP growth rate of 3.8% for the second quarter lent credence to the Fed’s inflation-fighting bias.

Over the summer of 2007, intensifying housing and lending concerns sparked a sharp repricing of risk when credit concerns related to rising delinquencies and defaults among sub-prime mortgages spread to other areas of the financial markets, including the inter-bank lending market and the commercial paper and syndicated loan markets.

The Fed intervened in the credit crisis in mid-August, when it reduced the discount rate by 50 basis points.The Fed followed up in September with an additional reduction of 50 basis points in the discount rate and a reduction of 50 basis points in the federal funds rate to ease conditions in the money markets and prevent a spillover into the broader economy.

A More Severe Slowdown Led to Additional Rate Cuts

In October, the economy continued to show signs of weakness, including reports of a tepid September increase of 0.3% in consumer spending and record energy prices.Yet, the Commerce Department estimated that U.S. GDP grew at a stronger-than-expected 4.9% annualized rate in the third quarter. Nonetheless, the Fed again cut the federal funds rate, this time by 25 basis points, stating that it regarded the risks of recession and inflation as balanced.

In November, recession concerns intensified amid billions in sub-prime-related asset write-downs by major banks and brokerage firms.

In addition, sales of existing homes fell to their lowest level since recordkeeping began eight years earlier. In December, the Fed again reduced the federal funds rate by 25 basis points to 4.25%, but the markets appeared to be disappointed that the reduction was not larger. Reports of lackluster retail sales during the holiday season, further deterioration of housing prices and a surge in foreclosures also contributed to investors’ economic concerns. As a result, in contrast to expectations of a moderate slowdown at the beginning of the year, 2007 ended with some analysts predicting a recession in 2008.

Caution Remains Warranted in Uncertain Markets

As the credit crisis unfolded and the Fed cut interest rates, yield differences widened along the market’s maturity range, creating more attractive opportunities among longer-dated money market instruments. Meanwhile, demand for money market instruments surged as investors shifted assets from riskier investments to money market funds. In this environment, we increased the fund’s weighted average maturity toward a position we considered generally longer than industry averages.

In January, the economic outlook continued to weaken and broader financial market conditions have continued to deteriorate as signaled by a tightening in credit for some businesses and households, a deepening of housing contraction, and a softening in labor markets. Subsequently on January 22, the Fed made an “inter-meeting” reduction of 75 basis points in the federal funds rate to 3.50% .The Fed expects inflation to moderate in the coming quarters. Like the Fed and other market participants, we intend to closely monitor the effects of financial and other developments on economic prospects.

January 23, 2008

An investment in either Series is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Series.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Money Market Series and Government Securities Series reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Money Market Series and
Government Series yields would have been 4.64% and 4.25%, respectively, and the effective yields would have been 4.75% and 4.34%, respectively.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from July 1, 2007 to December 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2007
	Money Market Series	Government Securities Series

Expenses paid per $1,000 †	$ 2.81	$ 2.95
Ending value (after expenses)	$1,023.90	$1,020.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (UNAUDITED)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2007
	Money Market Series	Government Securities Series

Expenses paid per $1,000 †	$ 2.80	$ 2.96
Ending value (after expenses)	$1,022.43	$1,022.28

† Expenses are equal to the fund’s annualized expense ratio of .55% for Money Market Series and .58% for Government Securities Series; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

MONEY MARKET SERIES
December 31, 2007

	Principal
Negotiable Bank Certificates of Deposit—37.8%	Amount ($)	Value ($)

Allied Irish Banks PLC (Yankee)
4.90%—4.93%, 5/29/08—6/13/08	70,000,000	70,002,019
American Express Centurion Bank
4.94%—5.20%, 1/4/08—6/6/08	35,000,000	35,000,000
American Express Company
4.85%, 5/22/08	40,000,000	40,000,000
Australia and New Zealand Banking Group Ltd. (London)
4.84%, 4/25/08	30,000,000 [a]	30,000,000
Banco Bilbao Vizcaya Argentaria Puerto Rico (Yankee)
5.23%, 1/4/08	30,000,000	30,000,062
Bank of Ireland (Yankee)
4.83%, 4/24/08	40,000,000 [a]	40,000,000
Bank of Scotland PLC (Yankee)
5.05%, 2/22/08	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.77%—5.05%, 2/22/08—4/30/08	50,000,000	50,000,000
Barclays Bank PLC (Yankee)
5.08%, 3/19/08	20,000,000	20,000,000
Credit Suisse (Yankee)
4.90%, 6/11/08	60,000,000	60,000,000
Natixis (Yankee)
4.31%—5.19%, 1/2/08—2/15/08	55,000,000 [b]	54,998,768
Societe Generale (London) (Yankee)
4.80%—5.20%, 1/4/08—6/10/08	35,000,000	35,000,000
Swedbank (ForeningsSparbanken AB) (Yankee)
5.12%, 4/7/08	25,000,000	25,000,000
UBS AG (Yankee)
5.06%—5.50%, 3/12/08—3/19/08	45,000,000	45,000,000
UniCredito Italiano SpA (Yankee)
4.80%, 4/14/08	35,000,000	35,000,000
Total Negotiable Bank Certificates of Deposit
(cost $600,000,849)		600,000,849

Commercial Paper—36.1%

Amsterdam Funding Corp.
5.25%, 1/11/08	60,000,000 [a]	59,913,667
ASB Finance Ltd.
4.93%—4.97%, 6/3/08—6/12/08	70,000,000 [a]	68,532,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Atlantis One Funding Corp.
5.29%, 1/4/08	25,000,000 [a]	24,989,125
Barclays U.S. Funding Corp.
4.82%—5.16%, 4/3/08—5/21/08	33,000,000	32,527,723
BNP Paribas Finance Inc.
4.00%, 1/2/08	30,000,000	29,996,667
Canadian Imperial Bank of Commerce
4.80%, 4/9/08	60,000,000	59,223,675
Cancara Asset Securitisation Ltd.
5.29%, 1/15/08	30,000,000 [a]	29,939,158
Chariot Funding LLC
5.27%, 2/22/08	30,000,000 [a]	29,774,667
Citigroup Funding Inc.
5.34%, 1/22/08	10,000,000	9,969,637
Falcon Asset Securitization Corp.
5.29%, 2/21/08	11,047,000 [a]	10,965,307
FCAR Owner Trust, Ser. II
5.34%, 1/18/08	15,000,000	14,963,131
JPMorgan Chase & Co.
5.04%—5.07%, 2/15/08—4/1/08	65,000,000	64,345,162
Old Line Funding LLC
5.32%, 2/19/08	10,000,000 [a]	9,928,542
Skandinaviska Enskilda Banken AB
4.74%, 4/25/08	20,000,000	19,704,514
Swedbank (ForeningsSparbanken AB)
4.86%, 4/23/08	30,000,000	29,553,179
Tempo Finance Ltd.
4.85%, 2/15/08	25,000,000 [a]	24,850,625
Toronto-Dominion Holdings USA Inc.
4.85%, 5/27/08	10,000,000	9,806,858
Unicredit Delaware Inc.
4.81%, 6/25/08	30,000,000	29,312,133
Variable Funding Capital Company LLC
5.22%, 2/20/08	13,000,000 [a]	12,907,556
Total Commercial Paper
(cost $571,203,326)		571,203,326

Corporate Notes—2.5%

General Electric Capital Corp.
4.92%, 1/25/08	25,000,000 [b]	25,000,000

	Principal
Corporate Notes (continued)	Amount ($)	Value ($)

Wells Fargo & Co.
5.28%, 1/3/08	15,000,000 [b]	15,000,000
Total Corporate Notes
(cost $40,000,000)		40,000,000

Promissory Note—1.6%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $25,000,000)	25,000,000 [c]	25,000,000

Time Deposits—3.7%

Key Bank U.S.A., N.A. (Grand Cayman)
2.00%, 1/2/08	28,000,000	28,000,000
Regions Bank (Grand Cayman)
2.00%, 1/2/08	30,000,000	30,000,000
Total Time Deposits
(cost $58,000,000)		58,000,000

Repurchase Agreements—18.0%

Citigroup Global Markets Holdings Inc.
4.65%, dated 12/31/07, due 1/2/08 in the
amount of $40,010,333 (fully collateralized by
$48,990,444 Corporate Bonds, 7.50%-10.74%,
due 6/15/08-6/15/32, value $42,000,000)	40,000,000	40,000,000
Deutsche Bank Securities
4.62%, dated 12/31/07, due 1/2/08 in the
amount of $40,010,267 (fully collateralized by
$52,956,012 Corporate Bonds, 4.82%-6.37%,
due 4/17/30-9/25/47, value $41,200,001)	40,000,000	40,000,000
HSBC USA, Inc.
4.60%, dated 12/31/07, due 1/2/08 in the
amount of $40,010,222 (fully collateralized by
$41,930,000 Corporate Bonds, 5.25%-6.75%,
due 6/19/09-7/15/28, value $42,002,894)	40,000,000	40,000,000
Lehman Brothers Inc.
4.65%, dated 12/31/07, due 1/2/08
in the amount of $55,014,208 (fully
collateralized by $68,875,000 Federal
National Mortgage Association,
5%, due 10/1/35, value $56,095,594)	55,000,000	55,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

Merrill Lynch & Co. Inc.
4.65%, dated 12/31/07, due 1/2/08 in the
amount of $40,010,333 (fully collateralized by
$39,060,000 Corporate Bonds, 6.25%,
due 9/15/11, value $41,201,379)	40,000,000	40,000,000
Morgan Stanley
4.65%, dated 12/31/07, due 1/2/08 in the
amount of $45,011,625 (fully collateralized by
$1,580,941,227 Corporate Bonds, 0%-6.87%,
due 10/15/35-10/12/52, value $49,909,088)	45,000,000	45,000,000
UBS Securities LLC
4.60%, dated 12/31/07, due 1/2/08 in the
amount of $25,006,389 (fully collateralized by
$29,370,000 Corporate Bonds, 6.30%-9.75%,
due 6/1/37-10/24/37, value $25,750,198)	25,000,000	25,000,000
Total Repurchase Agreements
(cost $285,000,000)		285,000,000

Total Investments (cost $1,579,204,175)	99.7%	1,579,204,175

Cash and Receivables (Net)	.3%	5,017,507

Net Assets	100.0%	1,584,221,682

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to $341,800,647 or 21.6% of net assets.
[b] Variable rate security—interest rate subject to periodic change.
[c] This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public
resale.This security was acquired on 9/21/07 at a cost of $25,000,000. At December 31, 2007 the aggregate value of this security was $25,000,000 representing 1.6% of net assets and is valued at cost.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	67.1	Brokerage Firms	1.6
Repurchase Agreements	18.0	Finance	1.6
Asset-Backed/Multi-Seller Programs	8.6	Asset-Backed/Single Seller	.9
Asset-Backed/Certificates	1.9		99.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES
December 31, 2007

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements—99.7%	Purchase (%)	Amount ($)	Value ($)

Citigroup Global Markets Holdings Inc.
dated 12/31/07, due 1/2/08 in the
amount of $60,000,833 (fully collateralized
by $60,486,262 U.S. Treasury Notes,
4.625%, due 11/30/08, value $61,200,000)	.25	60,000,000	60,000,000
Deutsche Bank Securities
dated 12/31/07, due 1/2/08 in the
amount of $60,005,000 (fully collateralized
by $62,939,652 U.S. Treasury Strips,
due 11/15/08, value $61,200,000)	1.50	60,000,000	60,000,000
Goldman, Sachs & Co.
dated 12/31/07, due 1/2/08 in the
amount of $32,001,956 (fully collateralized
by $31,853,000 U.S. Treasury Notes,
4%, due 9/30/09, value $32,640,258)	1.10	32,000,000	32,000,000
Greenwich Capital Markets
dated 12/31/07, due 1/2/08 in the
amount of $60,005,000 (fully collateralized
by $57,905,000 U.S. Treasury Notes,
4.75%, due 5/31/12, value $61,200,562)	1.50	60,000,000	60,000,000
HSBC USA Inc.
dated 12/31/07, due 1/2/08 in the
amount of $60,005,000 (fully collateralized
by $46,755,000 U.S. Treasury Bonds,
7.125%, due 2/15/23, value $61,201,772)	1.50	60,000,000	60,000,000
Merrill Lynch & Co. Inc.
dated 12/31/07, due 1/2/08 in the
amount of $60,003,333 (fully collateralized
by $59,719,000 U.S. Treasury Notes,
3.375%-4.875%, due 12/15/08-8/15/09,
value $61,200,366)	1.00	60,000,000	60,000,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)

UBS Securities LLC
dated 12/31/07, due 1/2/08 in the
amount of $40,002,889 (fully collateralized
by $85,057,000 U.S. Treasury Strips,
due 8/15/21-11/15/24, value $40,801,643)	1.30	40,000,000	40,000,000

Total Investments (cost $372,000,000)		99.7%	372,000,000
Cash and Receivables (Net)		.3%	1,081,197
Net Assets		100.0%	373,081,197

Portfolio Summary (Unaudited) †
			Value (%)

Repurchase Agreements			99.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

	Money	Government
	Market	Securities
	Series	Series

Assets ($):
Investments in securities—See Statement of Investments
(including repurchase agreements of $285,000,000
for the Money Market Series and $372,000,000
for the Government Securities Series)—Note 2(b)	1,579,204,175	372,000,000
Cash	201,940	1,329,163
Interest receivable	5,684,074	12,006
Prepaid expenses	62,227	45,975
	1,585,152,416	373,387,144

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	550,156	173,992
Payable for shares of Common Stock redeemed	50,025	22,885
Accrued expenses	330,553	109,070
	930,734	305,947

Net Assets ($)	1,584,221,682	373,081,197

Composition of Net Assets ($):
Paid-in capital	1,584,237,150	373,078,419
Accumulated net realized gain (loss) on investments	(15,468)	2,778

Net Assets ($)	1,584,221,682	373,081,197

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series

Net Assets ($)	1,584,221,682	373,081,197
Shares Outstanding	1,584,220,649	373,078,419

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Year Ended December 31, 2007

	Money	Government
	Market	Securities
	Series	Series

Investment Income ($):
Interest Income	50,091,522	14,395,915
Expenses—Note 2(c):
Management fee—Note 3(a)	4,765,148	1,458,695
Shareholder servicing costs—Note 3(b)	1,186,571	396,220
Registration fees	136,499	54,259
Prospectus and shareholders’ reports	96,870	34,415
Custodian fees—Note 3(b)	80,793	84,118
Professional fees	48,398	35,681
Directors’ fees and expenses—Note 3(c)	44,404	15,242
Miscellaneous	16,275	14,924
Total Expenses	6,374,958	2,093,554
Less—reduction in management fee
due to undertakings—Note 3(a)	(1,133,311)	(401,487)
Less—reduction in custody fees
due to earnings credits—Note 2(b)	(7,586)	(14,709)
Net Expenses	5,234,061	1,677,358
Investment Income—Net	44,857,461	12,718,557

Net Realized Gain (Loss) on Investments—Note 2(b) ($)	1,613	2,778
Net Increase in Net Assets Resulting from Operations	44,859,074	12,721,335

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series

	Year Ended December 31,		Year Ended December 31,

	2007	2006	2007	2006

Operations ($):
Investment income—net	44,857,461	24,928,501	12,718,557	11,395,935
Net realized gain (loss)
on investments	1,613	6,701	2,778	16
Net Increase (Decrease) in
Net Assets Resulting
from Operations	44,859,074	24,935,202	12,721,335	11,395,951

Dividends to
Shareholders from ($):
Investment income—net	(44,857,461)	(24,928,501)	(12,718,557)	(11,395,935)

Capital Stock Transactions
($1.00 per share):
Net proceeds from
shares sold	1,520,651,757	710,837,099	435,152,145	307,757,748
Dividends reinvested	1,367,166	2,427,350	5,475,690	4,657,049
Cost of shares redeemed	(547,970,486)	(444,358,606)	(335,105,540) (303,887,865)
Increase (Decrease)
in Net Assets from
Capital Stock
Transactions	974,048,437	268,905,843	105,522,295	8,526,932
Total Increase
(Decrease)
in Net Assets	974,050,050	268,912,544	105,525,073	8,526,948

Net Assets ($):
Beginning of Period	610,171,632	341,259,088	267,556,124	259,029,176
End of Period	1,584,221,682	610,171,632	373,081,197	267,556,124

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS
Money Market Series

The following tables describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.047	.045	.026	.007	.005
Distributions:
Dividends from investment income—net	(.047)	(.045)	(.026)	(.007)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.85	4.61	2.65	.66	.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.67	.74	.79	.75	.79
Ratio of net expenses
to average net assets	.55	.55	.63	.75	.79
Ratio of net investment income
to average net assets	4.71	4.57	2.62	.65	.48

Net Assets, end of period ($ x 1,000)	1,584,222	610,172	341,259	323,289	271,012

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Government Securities Series

		Year Ended December 31,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.044	.043	.025	.006	.005
Distributions:
Dividends from investment income—net	(.044)	(.043)	(.025)	(.006)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	4.47	4.43	2.48	.57	.46

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	.74	.73	.73	.72
Ratio of net expenses
to average net assets	.57	.58	.63	.73[a]	.72
Ratio of net investment income
to average net assets	4.36	4.35	2.44	.56	.46

Net Assets, end of period ($ x 1,000)	373,081	267,556	259,029	269,108	285,688

[a] The difference for the period represents less than .01%.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series. The fund accounts separately for the assets, liabilities and operations of each series.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

On July 1, 2007, Mellon Financial Corporation and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). However, to the extent that a net realized capital gains of either series can be reduced by a capital loss carryover of that series, such gains will not be distributed.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for the purposes of determining such qualification.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended December 31, 2007.

The fund is not subject to examination by U.S. Federal, State and City tax authorities for the tax years before 2004.

At December 31, 2007, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Money Market Series’ accumulated capital loss carryover of $15,468 is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2007. If not applied, $9,518 of the carryover expires in fiscal 2008 and $5,950 expires in fiscal 2010.

The tax characters of distributions for Money Market Series and Government Securities Series paid to shareholders during the fiscal year ended December 31, 2007 and December 31, 2006, were all ordinary income.

At December 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the average daily net assets of each series and is payable monthly. The Manager had undertaken from January 1, 2007 through December 31, 2007, to reduce the management fee paid by each series, if the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees,

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

interest on borrowings and extraordinary expenses, exceed an annual rate of .55% for Money Market Series and .58% for Government Securities Series of the value of each series’ average daily net assets.The reduction in management fee, for Money Market Series pursuant to the undertaking, amounted to $1,133,311 during the period ended December 31, 2007.The reduction in management fee, for Government Securities Series pursuant to the undertaking, amounted to $401,487 during the period ended December 31, 2007.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2007, the Money Market Series and the Government Securities Series were charged $337,201 and $155,826, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2007, the Money Market Series and the Government Securities Series, were charged $28,403 and $58,905, respectively, pursuant to the transfer agency agreement.

Effective July 1 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, the Money Market Series was charged $46,092 for providing custodial services for the fund for the six months ended December 31, 2007. Prior to becoming an affil-iate,The Bank of New York was paid $34,701 for custody services to the Money Market Series for the six months ended June 30, 2007.

Effective July 1 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, the Government Securities Series was charged $46,729 for providing custodial services for the fund for the six months ended December 31, 2007. Prior to becoming an affiliate, The Bank of New York was paid $37,389 for custody services to the Government Securities Series for the six months ended June 30, 2007.

During the period ended December 31, 2007, each series was charged $4,821 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $637,951, chief compliance officer fees $3,616, custodian fees $30,541 and transfer agency per account fees $4,800, which are offset against an expense reimbursement currently in effect in the amount of $126,752.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $154,500, shareholder services plan fees $4,000, chief compliance officer fees $3,616, custodian fees $34,652 and transfer agency per account fees $10,000, which are offset against an expense reimbursement currently in effect in the amount of $32,776.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Money Market Instruments, Inc.

We have audited the accompanying statement of assets and liabilities, including the statements of investments, of Dreyfus Money Market Instruments, Inc. (comprising, respectively, the Money Market Series and the Government Securities Series), as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Dreyfus Money Market Instruments, Inc. at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York February 11, 2008

DREYFUS MONEY MARKET INSTRUMENTS, INC.
IMPORTANT TAX INFORMATION (UNAUDITED)

Money Market Series

For federal tax purposes, the fund hereby designates 91.20% of the ordinary income dividends paid during the fiscal year ended December 31, 2007 as qualifying “interest related dividends”.

Government Securities Series

For federal tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during the fiscal year ended December 31, 2007 as qualifying “interest related dividends”.

The Fund 25

BOARD MEMBERS INFORMATION (UNAUDITED)

Joseph S. DiMartino (64)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 163

Peggy C. Davis (64)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 64

David P. Feldman (68)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• BBH Mutual Funds Group (11 funds), Director
• The Jeffrey Company, a private investment company, Director
No. of Portfolios for which Board Member Serves: 50

James F. Henry (77)
Board Member (1980)
Principal Occupation During Past 5 Years:
• President,The International Institute for Conflict Prevention and Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation
(Retired 2003)
• Advisor to The Elaw Forum, a consultant on managing corporate legal costs
• Advisor to John Jay Homestead (the restored home of the first U.S. Chief Justice)
• Individual Trustee of several trusts
Other Board Memberships and Affiliations:
• Director, advisor and mediator involved in several non-profit organizations, primarily engaged in domestic and international dispute resolution, and historic preservation
No. of Portfolios for which Board Member Serves: 41

Ehud Houminer (67)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Executive-in-Residence at the Columbia Business School, Columbia University
Other Board Memberships and Affiliations:
• Avnet Inc., an electronics distributor, Director
• International Advisory Board to the MBA Program School of Management, Ben Gurion
University, Chairman
No. of Portfolios for which Board Member Serves: 67

———————
Gloria Messinger (78)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
• Consultant in Intellectual Property
Other Board Memberships and Affiliations:
• Theater for a New Audience, Inc., Director
• Brooklyn Philharmonic, Director
No. of Portfolios for which Board Member Serves: 41

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Dr. Martin Peretz (68)
Board Member (1980)
Principal Occupation During Past 5 Years:
• Editor-in-Chief of The New Republic Magazine
• Lecturer in Social Studies at Harvard University (1965-2002)
• Director of TheStreet.com, a financial information service on the web
Other Board Memberships and Affiliations:
• American Council of Trustees and Alumni, Director
• Pershing Square Capital Management, Advisor
• Montefiore Ventures, General Partner
• Harvard Center for Blood Research,Trustee
• Bard College,Trustee
• Board of Overseers of YIVO Institute for Jewish Research, Chairman
No. of Portfolios for which Board Member Serves: 41

Anne Wexler (77)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs from January 1981 to present
Other Board Memberships and Affiliations:
• Wilshire Mutual Funds (5 funds), Director
• The Community Foundation for the National Capital Region, Director
• Member of the Council of Foreign Relations
• Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 50

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York
10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
John M. Fraser, Jr., Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member

OFFICERS OF THE FUND (UNAUDITED)

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a
Director of the Manager, and an officer of 78
investment companies (comprised of 163
portfolios) managed by the Manager. He is 59
years old and has been an employee of the
Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a
director of the Manager, and an officer of 78
investment companies (comprised of 163
portfolios) managed by the Manager. Mr.
Maisano also is an officer and/or Board
member of certain other investment
management subsidiaries of The Bank of New
York Mellon Corporation, each of which is an
affiliate of the Manager. He is 60 years old and
has been an employee of the Manager since
November 2006. Prior to joining the Manager,
Mr. Maisano served as Chairman and Chief
Executive Officer of EACM Advisors, an
affiliate of the Manager, since August 2004, and
served as Chief Executive Officer of Evaluation
Associates, a leading institutional investment
consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager,
and an officer of 79 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 47 years old and has been an
employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Secretary of
the Manager, and an officer of 79 investment
companies (comprised of 180 portfolios)
managed by the Manager. He is 41 years old
and has been an employee of the Manager
since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager,
and an officer of 79 investment companies
(comprised of 180 portfolios) managed by the
Manager. She is 52 years old and has been an
employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager,
and an officer of 79 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 46 years old and has been an
employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager,
and an officer of 79 investment companies
(comprised of 180 portfolios) managed by the
Manager. She is 45 years old and has been an
employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager,
and an officer of 79 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 44 years old and has been an
employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager,
and an officer of 79 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 55 years old and has been an
employee of the Manager since May 1986.

The Fund 29

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager,
and an officer of 79 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 42 years old and has been an
employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the
Manager, and an officer of 79 investment
companies (comprised of 180 portfolios)
managed by the Manager. He is 49 years old
and has been an employee of the Manager
since April 1985.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market
and Municipal Bond Funds of the Manager,
and an officer of 79 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 43 years old and has been an
employee of the Manager since October 1988

ROBERT SALVIOLO, Assistant Treasurer
since July 2007.

Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 79 investment
companies (comprised of 180 portfolios)
managed by the Manager. He is 40 years old
and has been an employee of the Manager
since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 79 investment
companies (comprised of 180 portfolios)
managed by the Manager. He is 40 years old
and has been an employee of the Manager
since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting
and Support Department of the Manager, and
an officer of 79 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 39 years old and has been an
employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (79 investment
companies, comprised of 180 portfolios). From
November 2001 through March 2004, Mr.
Connolly was first Vice-President, Mutual
Fund Servicing for Mellon Global Securities
Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
services to third-party mutual fund clients. He
is 50 years old and has served in various
capacities with the Manager since 1980,
including manager of the firm’s Fund
Accounting Department from 1997 through
October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.

Vice President and Anti-Money Laundering
Compliance Officer of the Distributor, and the
Anti-Money Laundering Compliance Officer
of 75 investment companies (comprised of 176
portfolios) managed by the Manager. He is 37
years old and has been an employee of the
Distributor since October 1998.

NOTES

For More Information

Dreyfus Money Market Instruments, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Government Securities Series: DMMXX Money Market Series: DMIXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0008-0060AR1207

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $57,826 in 2006 and $57,826 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2006 and $-0- in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2006 and $-0- in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $6,244 in 2006 and $6,619 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2006 and $-0- in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $250 in 2006 and $-0- in 2007. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2006 and $-0- in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $383,726 in 2006 and $1,889,332 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

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The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 25, 2008

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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Exhibit (a)(1)

THE DREYFUS FAMILY OF FUNDS CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

1. Covered Officers/Purpose of the Code

     This code of ethics (the "Code") for the investment companies within the complex (each, a "Fund") applies to each Fund's Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or other persons performing similar functions, each of whom is listed on Exhibit A (the "Covered Officers"), for the purpose of promoting:

  honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
  full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission (the "SEC") and in other public communications made by the Fund;
  compliance with applicable laws and governmental rules and regulations;
  the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
  accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

2. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

     Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" of the Fund. The compliance programs and procedures of the Fund and the Fund's investment adviser (the "Adviser") are designed to prevent, or identify and correct, violations of these provisions. The Code does not, and is not intended to, repeat or replace these programs and procedures, and the circumstances they cover fall outside of the parameters of the Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and the Adviser of which the Covered Officers are also officers or employees. As a result, the Code recognizes that the Covered Officers, in the ordinary course of their duties (whether formally for the Fund or for the Adviser, or for both), will be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund and, if addressed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, will be deemed to have been handled ethically. In addition, it is recognized by the Fund's Board that the Covered Officers also may be officers or employees of one or more other investment companies covered by this or other codes of ethics.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. Covered Officers should keep in mind that the Code cannot enumerate every possible scenario. The overarching principle of the Code is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

Each Covered Officer must:
  not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;
  not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; and
  not retaliate against any employee or Covered Officer for reports of potential violations that are made in good faith.

3. Disclosure and Compliance

  Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Fund within his area of responsibility;
  each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Board members and auditors, and to governmental regulators and self-regulatory organizations;
  each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Fund and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and
  it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

4. Reporting and Accountability Each Covered Officer must:
  upon adoption of the Code (or thereafter, as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;
  annually thereafter affirm to the Board that he has complied with the requirements of the Code; and
  notify the Adviser's General Counsel (the "General Counsel") promptly if he knows of any violation of the Code. Failure to do so is itself a violation of the Code.

     The General Counsel is responsible for applying the Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. However, waivers sought by any Covered Officer will be considered by the Fund's Board.

The Fund will follow these procedures in investigating and enforcing the Code:

  the General Counsel will take all appropriate action to investigate any potential violations reported to him;
  if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
  any matter that the General Counsel believes is a violation will be reported to the Board;
  if the Board concurs that a violation has occurred, it will consider appropriate action, which may include: review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser or its board; or dismissal of the Covered Officer;
  the Board will be responsible for granting waivers, as appropriate; and
  any waivers of or amendments to the Code, to the extent required, will be disclosed as provided by SEC rules.
5. Other Policies and Procedures

     The Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. The Fund's, its principal underwriter's and the Adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the Adviser's additional policies and procedures, including its Code of Conduct, are separate requirements applying to the Covered Officers and others, and are not part of the Code.

6. Amendments

     The Code may not be amended except in written form, which is specifically approved or ratified by a majority vote of the Fund's Board, including a majority of independent Board members.

7. Confidentiality

     All reports and records prepared or maintained pursuant to the Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or the Code, such matters shall not be disclosed to anyone other than the appropriate Funds and their counsel, the appropriate Boards (or Committees) and their counsel and the Adviser.

8. Internal Use

     The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.

Dated as of: July 1, 2003

Exhibit A
Persons Covered by the Code of Ethics
J. David Officer	President	(Principal Executive Officer)
(Principal Financial and
James Windels	Treasurer	Accounting Officer)
Revised as of December 29, 2006